Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Adjusted EBITDA (millions)(8)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2023	$2,438,338	$(6,729,202)	$6,358,911	$9,349,352	$36.59	$87.37	(541)	536
2022	$1,297,529	$(40,020,404)	$10,457,995	$(1,906,478)	$23.38	$65.92	(1,028)	(94)
2021	$796,124,647	$175,168,894	$139,119,242	$54,186,005	$51.01	$96.85	(3,687)	33

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts represent the amounts of total compensation reported for Mr. Tenev for each of 2023, 2022 and 2021, the years in which we were a public company and subject to public reporting.The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Tenev, who has served as our CEO or co-CEO since our founding) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Tenev) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Warnick, Mr. Bhatt, Mr. Gallagher, Mr. Quirk and Ms. Howard; (ii) for 2022, Mr. Warnick, Mr. Gallagher, Mr. Quirk, Ms. Howard, and Ms. Aparna Chennapragada; and (iii) for 2021, Mr. Bhatt, Mr. Warnick, Ms. Chennapragada, Ms. Howard and Ms. Christina Smedley.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR value as of each measurement date (December 31, 2023, 2022, and 2021) of an initial investment of $100 in a custom peer group index from July 29, 2021 (i.e., the date of our IPO), weighted according to the respective companies’ stock market capitalization as of the date of our IPO. The peer group used for this purpose is the following published industry index: KBW Nasdaq Financial Technology Index.
PEO Total Compensation Amount	$ 2,438,338	$ 1,297,529	$ 796,124,647
PEO Actually Paid Compensation Amount	$ (6,729,202)	(40,020,404)	175,168,894
Adjustment To PEO Compensation, Footnote	The dollar amounts represent the amount of compensation “actually paid” to Mr. Tenev as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tenev during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tenev’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$2,438,338	—	$(9,167,540)	$(6,729,202)
2022	$1,297,529	—	$(41,317,933)	$(40,020,404)
2021	$796,124,647	$794,011,732	$173,055,979	$175,168,894
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards that failed to meet applicable vesting conditions in the applicable year, the amount equal to the fair value at the end of the prior fiscal year. The amount shown with respect to awards that failed to meet applicable vesting conditions in the applicable year represents the fair value of the 2021 Market-Based RSUs as of the end of 2022 because those awards were canceled in 2023. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Granted Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	—	$712,340	$518,120	$(10,398,000)	$(9,167,540)
2022	—	$(36,250,087)	$(5,067,846)	—	$(41,317,933)
2021	$31,425,000	$26,981,892	$114,649,087	—	$173,055,979

Non-PEO NEO Average Total Compensation Amount	$ 6,358,911	10,457,995	139,119,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,349,352	(1,906,478)	54,186,005
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts represent the average amount of compensation “actually paid” to the NEOs as a group (excluding Mr. Tenev), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tenev) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tenev) for each year to determine the compensation actually paid, using the same methodology described above in Note 2, except that such adjustments also include the average fair value as of the vesting date of equity awards granted and vested in the applicable year, which adjustment was not applicable to Mr. Tenev:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$6,358,911	$5,382,002	$8,372,444	$9,349,352
2022	$10,457,995	$9,662,586	$(2,701,887)	$(1,906,478)
2021	$139,119,242	$137,246,783	$52,313,546	$54,186,005
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	$5,109,206	$2,581,177	$1,009,970	$919,850	$(1,247,760)	$8,372,444
2022	$5,387,436	$(6,559,443)	$1,102,308	$(2,632,188)	—	$(2,701,887)
2021	$10,531,262	$6,290,290	$2,313,383	$33,178,610	—	$52,313,546

Compensation Actually Paid vs. Total Shareholder Return
For the full year 2021, there was a positive correlation between our compensation actually paid and our TSR, which resulted from the increase in our stock price from December 31, 2020, to December 31, 2021, as well as the grant of the 2021 Market-Based RSUs and the satisfaction of the liquidity event vesting requirement of RSUs granted in periods prior to our IPO. However, when measured for only the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), there was an inverse correlation due to the decline in our stock price from the IPO to the end of the year. For 2022, there was also a positive correlation between our compensation actually paid and our TSR, which resulted from a decrease in our stock price from December 31, 2021, to December 31, 2022, impacting the value of outstanding equity-based awards. When measured for the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), our TSR initially outpaced that of our peers before ending the year lower (on a relative basis) than that of our peer group. For 2022, our TSR largely trended in the same direction of our peer group. For 2023, there was generally a positive correlation between our compensation actually paid and our TSR, with our stock price increasing during the year along with the value of our outstanding equity-based awards. We have not observed a relationship between compensation actually paid and net income, and net income is not a metric used in our compensation plans. Finally, there was a positive correlation between our compensation actually paid and our Adjusted EBITDA for 2021, 2022 and 2023. The cancelation of the 2021 Market-Based RSUs for Mr. Tenev and Mr. Bhatt, however, resulted in a decline in their compensation actually paid due to the unique circumstances relating to the cancelation of the awards.

Compensation Actually Paid vs. Net Income
For the full year 2021, there was a positive correlation between our compensation actually paid and our TSR, which resulted from the increase in our stock price from December 31, 2020, to December 31, 2021, as well as the grant of the 2021 Market-Based RSUs and the satisfaction of the liquidity event vesting requirement of RSUs granted in periods prior to our IPO. However, when measured for only the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), there was an inverse correlation due to the decline in our stock price from the IPO to the end of the year. For 2022, there was also a positive correlation between our compensation actually paid and our TSR, which resulted from a decrease in our stock price from December 31, 2021, to December 31, 2022, impacting the value of outstanding equity-based awards. When measured for the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), our TSR initially outpaced that of our peers before ending the year lower (on a relative basis) than that of our peer group. For 2022, our TSR largely trended in the same direction of our peer group. For 2023, there was generally a positive correlation between our compensation actually paid and our TSR, with our stock price increasing during the year along with the value of our outstanding equity-based awards. We have not observed a relationship between compensation actually paid and net income, and net income is not a metric used in our compensation plans. Finally, there was a positive correlation between our compensation actually paid and our Adjusted EBITDA for 2021, 2022 and 2023. The cancelation of the 2021 Market-Based RSUs for Mr. Tenev and Mr. Bhatt, however, resulted in a decline in their compensation actually paid due to the unique circumstances relating to the cancelation of the awards.

Compensation Actually Paid vs. Company Selected Measure
For the full year 2021, there was a positive correlation between our compensation actually paid and our TSR, which resulted from the increase in our stock price from December 31, 2020, to December 31, 2021, as well as the grant of the 2021 Market-Based RSUs and the satisfaction of the liquidity event vesting requirement of RSUs granted in periods prior to our IPO. However, when measured for only the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), there was an inverse correlation due to the decline in our stock price from the IPO to the end of the year. For 2022, there was also a positive correlation between our compensation actually paid and our TSR, which resulted from a decrease in our stock price from December 31, 2021, to December 31, 2022, impacting the value of outstanding equity-based awards. When measured for the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), our TSR initially outpaced that of our peers before ending the year lower (on a relative basis) than that of our peer group. For 2022, our TSR largely trended in the same direction of our peer group. For 2023, there was generally a positive correlation between our compensation actually paid and our TSR, with our stock price increasing during the year along with the value of our outstanding equity-based awards. We have not observed a relationship between compensation actually paid and net income, and net income is not a metric used in our compensation plans. Finally, there was a positive correlation between our compensation actually paid and our Adjusted EBITDA for 2021, 2022 and 2023. The cancelation of the 2021 Market-Based RSUs for Mr. Tenev and Mr. Bhatt, however, resulted in a decline in their compensation actually paid due to the unique circumstances relating to the cancelation of the awards.

Total Shareholder Return Vs Peer Group
For the full year 2021, there was a positive correlation between our compensation actually paid and our TSR, which resulted from the increase in our stock price from December 31, 2020, to December 31, 2021, as well as the grant of the 2021 Market-Based RSUs and the satisfaction of the liquidity event vesting requirement of RSUs granted in periods prior to our IPO. However, when measured for only the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), there was an inverse correlation due to the decline in our stock price from the IPO to the end of the year. For 2022, there was also a positive correlation between our compensation actually paid and our TSR, which resulted from a decrease in our stock price from December 31, 2021, to December 31, 2022, impacting the value of outstanding equity-based awards. When measured for the portion of the year from our IPO in July 2021 to December 31, 2021 (as TSR is required to be calculated for purposes of the table above), our TSR initially outpaced that of our peers before ending the year lower (on a relative basis) than that of our peer group. For 2022, our TSR largely trended in the same direction of our peer group. For 2023, there was generally a positive correlation between our compensation actually paid and our TSR, with our stock price increasing during the year along with the value of our outstanding equity-based awards. We have not observed a relationship between compensation actually paid and net income, and net income is not a metric used in our compensation plans. Finally, there was a positive correlation between our compensation actually paid and our Adjusted EBITDA for 2021, 2022 and 2023. The cancelation of the 2021 Market-Based RSUs for Mr. Tenev and Mr. Bhatt, however, resulted in a decline in their compensation actually paid due to the unique circumstances relating to the cancelation of the awards.

Total Shareholder Return Amount	$ 36.59	23.38	51.01
Peer Group Total Shareholder Return Amount	87.37	65.92	96.85
Net Income (Loss)	$ (541,000,000)	$ (1,028,000,000)	$ (3,687,000,000)
Company Selected Measure Amount	536	(94)	33
PEO Name	Mr. Tenev
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation “actually paid” and certain measures of Company financial performance. The figures shown below are disclosed in the manner required by SEC rules, but in certain cases, particularly with respect to the valuation of equity awards, the values do not correspond to the actual economic benefit received by the applicable executives upon receipt of the applicable compensation. For further information concerning the Company’s executive compensation, see “Executive Compensation–Compensation Discussion and Analysis.”
Cumulative TSR reflects the value as of each measurement date (December 31, 2023, 2022, and 2021) of an initial investment of $100 in the Company’s Class A common stock from July 29, 2021 (i.e., the date of our IPO).The dollar amounts represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of the Company. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation “actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. As described above in “2023 Executive Compensation Program—Annual Cash Incentive,” half of the annual bonus plan payout is determined by Adjusted EBITDA. We believe Adjusted EBITDA provides useful information to investors and others in understanding and evaluating our results of operations, as well as providing a useful measure for period-to-period comparisons of our business performance.
Measure:: 1
Pay vs Performance Disclosure
Name	•Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Non-GAAP Measure Description	Our Adjusted EBITDA is defined as net income (loss), excluding (i) interest expenses related to credit facilities, (ii) provision for (benefit from) income taxes, (iii) depreciation and amortization, (iv) share-based compensation,
(v) change in fair value of convertible notes and warrant liability, (vi) significant legal and tax settlements and reserves, and (vii) other significant gains, losses, and expenses (such as impairments, restructuring charges, and business acquisition or disposition-related expenses), that we believe are not indicative of our ongoing results.

Measure:: 3
Pay vs Performance Disclosure
Name	•Total Net Revenues
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 794,011,732
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,167,540)	(41,317,933)	173,055,979
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,340	(36,250,087)	26,981,892
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,120	(5,067,846)	114,649,087
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,398,000)	0	0
PEO | Equity Awards, Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	31,425,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,382,002	9,662,586	137,246,783
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,372,444	(2,701,887)	52,313,546
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,581,177	(6,559,443)	6,290,290
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,009,970	1,102,308	2,313,383
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	919,850	(2,632,188)	33,178,610
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,247,760)	0	0
Non-PEO NEO | Equity Awards, Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,109,206	$ 5,387,436	$ 10,531,262